Derivative Warrant Liabilities (Tables)	9 Months Ended
Jul. 31, 2026
Derivative Warrant Liabilities [Abstract]
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability	The binomial model was used to measure the derivative warrant liability with the following assumptions:
July 31, 2026
Share Price	$1.690
Exercise Price	$1.875
Expected life	1.68 – 2.46 years
Risk-free interest rate	3.83 – 4.31%
Dividend yield	0.00%
Expected volatility	127.28 – 166.50%

Schedule of Changes in the Derivative Warrant Liability	The following table presents the changes in the derivative warrant liability during the period:

Balance as of October 31, 2024	$3,519,702
Exercise of warrants	(21,921)
Change in fair value of warrants	(1,128,586)
Balance as of October 31, 2025	$2,369,195
Exercise of warrants	(498,980)
Change in fair value of warrants	(496,061)
Balance as of July 31, 2026	$1,374,154